Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Related Party Transactions
Related Party Transactions

18. Related Party Transactions

Celgene Corporation (Celgene)

        In connection with its entry into the collaboration agreement with Celgene, on February 2008, the Company sold Celgene 457,875 shares of its Series C-1 Preferred Stock. As part of the Company's June 2010 Series E financing, Celgene purchased 36,496 shares of Series E Preferred Stock and received warrants to purchase 38,979 shares of common stock. As part of the Company's December 2011 Series F financing, Celgene purchased 1,990,446 shares of Series F Preferred Stock. In connection with the Company's September 2013 initial public offering, Celgene purchased 666,667 shares of common stock. As a result of these transactions, Celgene owned 9.8% and 9.9% of the Company's fully diluted equity as of September 30, 2013 and December 31, 2012, respectively. Refer to Note 14 for additional information regarding this collaboration agreement.

        During the nine months ended September 30, 2013, the Company recognized $20.8 million in collaboration revenue under the Celgene collaboration arrangement and, as of September 30, 2013, had $8.6 million of deferred revenue related to the Celgene collaboration arrangement.

        The Company recognized revenue from Celgene during the three and nine months ended September 30, 2013 and 2012 as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012
License and milestone	$638	$535	$11,722	$1,491
Cost sharing, net	3,632	846	9,041	2,106

	$4,270	$1,381	$20,763	$3,597

Alkermes

        One of the Company's directors is also the Chairman, President, and Chief Executive Officer of Alkermes plc, the parent company of Alkermes, with which the Company entered into a collaboration agreement during 2009.

        As of December 31, 2012, Alkermes held 695,250 shares of the Company's Preferred Stock and warrants to purchase 42,624 shares of common stock. Upon the closing of the IPO on September 24, 2013, all of the shares of the Company's preferred stock held by Alkermes were converted into 718,655 shares of common stock. No research fees were paid to the Company during 2012 or 2013.

Related-Party Receivable

        On January 28, 2008, the Company issued a secured promissory note (the Note Receivable) in the amount of $0.2 million to the current chief executive officer of the Company (the CEO). The Note Receivable bears interest at an annual interest rate of 3.11% and was initially repayable on the earlier of January 28, 2011, or the date prior to the date that the Company files a registration statement with the SEC, covering shares of its common stock. The Note Receivable was secured by shares of the Company's common stock owned by the CEO. On December 22, 2010, the term was extended until January 28, 2014, or the date prior to the date that the Company files a registration statement with the SEC covering shares of its common stock.

        In November 2012, the Company further modified the terms of the Note Receivable, such that in the event that an acquisition event occurs or the company files a registration statement with the SEC on or before the maturity date, the unpaid principal and interest will be forgiven. The Company evaluated the forgiveness provisions and determined that forgiveness was not probable as of December 31, 2012, and as such, continued to record the Note Receivable as an asset at December 31, 2012. As a result of the Company's filing of a registration statement with the SEC on August 6, 2013 which triggered the forgiveness of the Note Receivable, the Company expensed the unpaid principal and interest expense totaling $0.2 million as compensation expense during the nine months ended September 30, 2013.

15. Related Party Transactions

Celgene Corporation (Celgene)

        In connection with its entry into the collaboration agreement with Celgene, on February 2008, the Company sold Celgene 457,875 shares of its Series C-1 Preferred Stock. As part of the Company's June 2010 Series E financing, Celgene purchased 36,496 shares of Series E Preferred Stock and received warrants to purchase 38,979 shares of common stock. As part of the Company's December 2011 Series F financing, Celgene purchased 1,990,446 shares of Series F Preferred Stock. As a result of these transactions, Celgene owned 9.9% of the Company's fully diluted equity as of December 31, 2012. Refer to Note 10 for additional information regarding this collaboration agreement.

        During the year ended December 31, 2012, the Company recognized $4.9 million in collaboration revenue under the Celgene collaboration arrangement and, as of December 31, 2012, had $10.3 million of deferred revenue related to the Celgene collaboration arrangement.

        The Company recognized revenue from Celgene during the years ended December 31, 2011 and 2012 as follows (in thousands):

	Year Ended December 31,
	2011	2012
License and milestone	$63,607	$2,035
Cost sharing, net	(121)	2,879

	$63,486	$4,914

Alkermes

        One of the Company's directors is also the Chairman, President, and Chief Executive Officer of Alkermes plc, the parent company of Alkermes, with which the Company entered into a collaboration agreement during 2009.

        As of December 31, 2012, Alkermes held 695,250 shares of the Company's Preferred Stock and warrants to purchase 42,624 shares of common stock. For the year ended December 31, 2011, Alkermes paid the Company $0.7 million for research services. No such fees were paid to the Company during 2012.

  Related-Party Receivable

        On January 28, 2008, the Company issued a secured promissory note (the Note Receivable) in the amount of $0.2 million to the current chief executive officer of the Company (the CEO). The Note Receivable bears interest at an annual interest rate of 3.11% and was initially repayable on the earlier of January 28, 2011, or the date prior to the date that the Company files a registration statement with the SEC, covering shares of its common stock. The Note Receivable is secured by shares of the Company's common stock owned by the CEO. On December 22, 2010, the term was extended until January 28, 2014, or the date prior to the date that the Company files a registration statement with the SEC covering shares of its common stock.

        In November 2012, the Company further modified the terms of the Note Receivable, such that in the event that an acquisition event occurs or the company files a registration statement with the SEC on or before the maturity date, the unpaid principal and interest will be forgiven. The Company evaluated the forgiveness provisions and determined that forgiveness was not probable as of December 31, 2012, and as such, continued to record the Note Receivable as an asset at December 31, 2012. As a result of the Company's filing of a registration statement with the SEC on August 6, 2013 which triggered the forgiveness of the Note Receivable, the Company expensed the unpaid principal and interest expense totaling $0.2 million as compensation expense during 2013.